December 21, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”); File No. 811-08004

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganizations of the following funds (the “Funds”), each a series of the Registrant:

Acquired Fund		Acquiring Fund
Aston Growth Fund	into	Aston/Montag & Caldwell Growth Fund
Aston Balanced Fund	into	Aston/Montag & Caldwell Balanced Fund

In addition, shareholders of the Funds will vote (1) to approve a new investment advisory agreement; (2) to approve an amendment to the By-Laws of the Registrant; and (3) to elect ten trustees to the Registrant’s Board of Trustees.

The Registrant intends to file a pre-effective amendment to the Registration Statement on Form N-14 on or before the end of the year. The purpose of the pre-effective amendment is to incorporate the audited financial statements for the fiscal year ended October 31, 2009 for the Funds and all related financial information in connection with the reorganizations.

It is currently expected that a special meeting of shareholders of the Funds will be held by the end of February 2010. Accordingly, we plan to mail the proxy materials to each Fund’s shareholders by mid January 2010. The Registrant is proposing that its Registration Statement on Form N-14 become effective by the second week of January 2010 or as soon as practicable thereafter.

Please be advised that an identical filing of the Proxy Statement/Prospectus is being made on behalf of the Registrant on Schedule 14A (the “Proxy Statement”) to include other series of the Registrant not included as an Acquired Fund in the above proposed reorganizations. The purpose of the Proxy Statement is to send proxy materials to fund shareholders who will vote (1) to approve a new investment advisory agreement; (2) to approve an amendment to the By-Laws of the Registrant; and (3) to elect ten trustees to the Registrant’s Board of Trustees.

Securities and Exchange Commission

December 21, 2009

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7639.

Very truly yours,

/s/ Jose J. Del Real Jose J. Del Real

JDR/srt

Enclosures